Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.00%	19.25%
Tax credits	(0.80%)	(0.50%)	(0.50%)
System Fund	1.10%	5.00%	0.90%
Impairment charges	1.70%
Other permanent differences	1.30%	0.60%	0.80%
Non-recoverable foreign taxes	3.20%	0.70%	0.30%
Net effect of different rates of tax in overseas businesses	6.70%	4.60%	14.60%
Effects of changes in tax rates resulting from significant US tax reform			(8.70%)
Release of provision for taxation on unremitted earnings following significant US tax reform			(7.80%)
Transition tax liability arising from significant US tax reform			4.80%
Effect of other changes in tax rates and tax laws	(0.40%)	0.30%	0.30%
Benefit of tax reliefs on which no deferred tax previously recognised	(0.40%)	(0.40%)	(1.90%)
Effect of adjustments to estimated recoverable deferred tax assets	(0.40%)	0.10%	(1.40%)
Adjustment to tax charge in respect of prior periods	(2.20%)	(2.00%)	(2.60%)
Average effective tax rate	28.80%	27.40%	18.10%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.00%	19.30%
Tax credits	(0.60%)	(0.30%)	(0.50%)
System Fund	(0.50%)	(0.50%)	(0.40%)
Other permanent differences	0.80%	0.30%	0.60%
Non-recoverable foreign taxes	2.40%	0.50%	0.30%
Net effect of different rates of tax in overseas businesses	5.50%	3.70%	13.90%
Effect of other changes in tax rates and tax laws	(0.30%)	0.20%	0.30%
Benefit of tax reliefs on which no deferred tax previously recognised	(0.30%)	(0.30%)	(1.80%)
Effect of adjustments to estimated recoverable deferred tax assets	(0.30%)	0.10%	(1.30%)
Adjustment to tax charge in respect of prior periods	(1.90%)	(1.00%)	(1.10%)
Average effective tax rate	23.80%	21.70%	29.30%